       As filed with the Securities and Exchange Commission on October 30, 1996
                                             1933 Act Registration No. 33-39659
                                             1940 Act Registration No. 811-6292

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [__X__]

              Pre-Effective Amendment No. _____         [_____]
              Post-Effective Amendment No.__17_         [__X__]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [_____]
              Amendment No. _____
                          (Check appropriate box or boxes.)

                             PAINEWEBBER INVESTMENT TRUST
                  (Exact name of registrant as specified in charter)

                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Address of principal executive offices)

          Registrant's telephone number, including area code: (212) 713-2000

                              DIANNE E. O'DONNELL, Esq.
                       Mitchell Hutchins Asset Management Inc.
                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Name and address of agent for service)

                                     Copies to:
                                ELINOR W. GAMMON, Esq.
                             Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, N.W.; Second Floor
                             Washington, D.C.  20036-1800
                              Telephone: (202) 778-9000

              It is proposed that this filing will become effective:
     [__X__]  Immediately upon filing pursuant to Rule 485(b)
     [_____]  On _________________ pursuant to Rule 485(b)
     [_____]  60 days after filing pursuant to Rule 485(a)(i)
     [_____]  On _________________ pursuant to Rule 485(a)(i)
     [_____]  75 days after filing pursuant to Rule 485(a)(ii)
     [_____]  On _________________ pursuant to Rule 485(a)(ii)

     Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for the most recent fiscal year of PaineWebber Global Equity Fund on October 25, 1996.

                             PAINEWEBBER INVESTMENT TRUST

                           CALCULATION OF REGISTRATION FEE


                                                   Proposed Maximum      Proposed Maximum
       Securities Being      Amount of Shares      Offering Price Per    Aggregate Offering     Amount of
       Registered            Being Registered      Unit                  Price                  Registration Fee
       ________________      ________________      ________________      _________________      _____________

       Shares of
       Beneficial
       Interest, Par Value
       $0.001

       PaineWebber Global
       Equity Fund
                               7,426,208           $ 16.93               $330,000*              $100.00



     The fee for the above shares to be registered by this filing has been computed on the basis of the price in effect on October 29, 1996.

     ____________________________

     *Calculation of the proposed maximum aggregate price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During the fiscal period March 1, 1996 to August 31, 1996 of its series designated PaineWebber Global Equity Fund ("Global Equity Fund"), Registrant redeemed or repurchased an aggregate of 16,624,526 shares of beneficial interest of Global Equity Fund. During the current fiscal year of Global Equity Fund, Registrant used 9,217,810 shares of this amount for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is filing this post-effective amendment to use the remaining 7,406,716 shares of the total redemptions and repurchases of Global Equity Fund during its fiscal year ended August
     31, 1996 to reduce the fee that would otherwise be required for the shares registered hereby. During its current fiscal year of Global Equity Fund, Registrant has filed no other post-effective amendment with respect to Global Equity Fund for the purpose of the reduction pursuant to paragraph
     (a) of Rule 24e-2.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of October, 1996.

                                       PAINEWEBBER INVESTMENT TRUST

                                       By:  /s/ Dianne E. O'Donnell
                                            ---------------------------
                                                Dianne E. O'Donnell
                                                Vice President and Secretary

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                           Title                     Date
       ---------                           -----                     ----

       /s/ Margo N. Alexander              President and Trustee     October 29, 1996
       -----------------------------       (Chief Executive
       Margo N. Alexander *                Officer)

       /s/ E. Garrett Bewkes, Jr.          Trustee and Chairman      October 29, 1996
       -----------------------------       of the Board of
       E. Garrett Bewkes, Jr. *            Trustees

       /s/ Richard Q. Armstrong            Trustee                   October 29, 1996
       -----------------------------
       Richard Q. Armstrong *

       /s/ Richard R. Burt                 Trustee                   October 29, 1996
       -----------------------------
       Richard R. Burt *

       /s/ Mary C. Farrell                 Trustee                   October 29, 1996
       -----------------------------
       Mary C. Farrell *

       /s/ Meyer Feldberg                  Trustee                   October 29, 1996
       -----------------------------
       Meyer Feldberg *

       /s/ George W. Gowen                 Trustee                   October 29, 1996
       -----------------------------
       George W. Gowen *






       /s/ Frederic V. Malek               Trustee                   October 29, 1996
       -----------------------------
       Frederic V. Malek *

       /s/ Carl W. Schafer                 Trustee                   October 29, 1996
       -----------------------------
       Carl W. Schafer *

       /s/ John R. Torell III              Trustee                   October 29, 1996
       -----------------------------
       John R. Torell III *

       /s/ Julian F. Sluyters              Vice President and        October 29, 1996
       -----------------------------       Treasurer (Chief
       Julian F. Sluyters                  Financial and
                                           Accounting Officer)


                                SIGNATURES (Continued)

     * Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File No. 2-89016, filed June 27, 1996.
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